Income Taxes - Schedule of Reconciliation of the Federal Income Tax Statutory Rate and the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax statutory rate	35.00%	35.00%	35.00%
Change in enacted rates	(102.70%)	0.00%	0.00%
Foreign tax credit	(70.30%)	(10.60%)	63.90%
Repatriation of foreign earnings	35.40%	5.20%	(32.10%)
Foreign goodwill impairment	0.00%	0.00%	(49.30%)
Federal valuation allowance	(10.60%)	(17.70%)	(23.80%)
State taxes, net	2.40%	0.00%	0.00%
Stock-based compensation	(2.10%)	0.00%	0.00%
Gain on Borgata transaction	0.00%	(5.40%)	0.00%
Foreign jurisdiction income/losses taxed at other than 35%	(4.90%)	(3.80%)	6.90%
Permanent and other items	0.50%	(1.00%)	(0.20%)
Provision for income taxes (as a percent)	(117.30%)	1.70%	0.50%